Consolidated Statements of Operations and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General and Administrative Expenses
Advertising and promotion	$ 471,230	$ 101,512	$ 50,125
Consulting and management fees	255,610	751,612	215,438
Depreciation and accretion	28,024	8,823	65,175
Director fees	70,378	60,600	63,240
Insurance	55,546	52,566	55,756
Office and administration	137,289	89,808	119,595
Professional fees	428,884	194,912	122,230
Salaries and benefits	827,168	260,710	256,020
Share-based payments	553,430	599,117	197,889
Stock exchange and shareholder services	239,319	163,229	107,045
Travel and accommodation	231,505	98,476	81,974
Total general and administrative expenses	(3,298,383)	(2,381,365)	(1,334,487)
Other Items
Costs in excess of recovered coal	(94,335)	(109,187)	(290,736)
Finance cost	0	(8,111)	(317,056)
Foreign exchange gain/(loss)	(412,663)	(188,464)	6,185
Interest expense	0	(21,066)	(258,640)
Impairment/(recovery) of mineral property	(13,994,970)	(14,829,267)	195,079
Impairment of prepaid expenses	(26,234)	(57,420)	0
Impairment of equipment	(425,925)	(159,666)	0
Impairment of receivables	(21,004)	(61,202)	0
(Loss)/gain on sale of marketable securities	(91,890)	(22,810)	59,698
Loss on sale of equipment	0	(1,681)	(67,348)
Loss/(gain) on debt settlement	50,000	(752,742)	0
Other income	130,936	0	0
Other income/(expense)	(14,886,085)	(16,211,616)	(672,818)
Net loss for year	(18,184,468)	(18,592,981)	(2,007,305)
Fair value gain/(loss) on marketable securities	(81,000)	12,160	0
Reclassification adjustment for realized loss on marketable securities	68,840	0	0
Comprehensive loss for year	$ (18,196,628)	$ (18,580,821)	$ (2,007,305)
Loss per common share, basic and diluted	$ (0.23)	$ (0.33)	$ (0.05)
Weighted Average number of common shares outstanding	78,445,396	55,760,700	42,120,040